Offerings - Offering: 1	Apr. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	14,768
Proposed Maximum Offering Price per Unit	68.98
Maximum Aggregate Offering Price	$ 1,018,696.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 140.68
Offering Note	1a. All Calculated in accordance with Rule 457(r) of the United States Securities Act of 1933. 1b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share and the proposed aggregate offering price are calculated based on $68.98 per share, the average of the high and low prices of the Registrant's common stock on April 10, 2026, as reported on The Nasdaq Global Select Market. 1c. The Registrant does not have any fee offsets.